Subsequent Events (Tables) (Subsequent Event [Member])	3 Months Ended	12 Months Ended
	Mar. 31, 2014	Dec. 31, 2013
Subsequent Event [Member]
Subsequent Events [Abstract]
Schedule of Maturities of Long-term Debt [Table Text Block]
Scheduled quarterly principal payments are as follows:

Date of Payment	Amount of Principal Payment

April 1, 2015, July 1, 2015, October 1, 2015 and January 1, 2016	$375,000

April 1, 2016, July 1, 2016, October 1, 2016 and January 1, 2017	$625,000

April 1, 2017, July 1, 2017, October 1, 2017 and January 1, 2018	$750,000

April 1, 2018, July 1, 2018, October 1, 2018 and January 1, 2019	$500,000

Scheduled quarterly principal payments are as follows:

Date of Payment	Amount of Principal Payment

April 1, 2015, July 1, 2015, October 1, 2015 and January 1, 2016	$375,000

April 1, 2016, July 1, 2016, October 1, 2016 and January 1, 2017	$625,000

April 1, 2017, July 1, 2017, October 1, 2017 and January 1, 2018	$750,000

April 1, 2018, July 1, 2018, October 1, 2018 and January 1, 2019	$500,000